Share Based Payment (Details) - Schedule of share options outstanding and weighted average exercise prices - Share options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Based Payment (Details) - Schedule of share options outstanding and weighted average exercise prices [Line Items]
Number of options, Outstanding at beginning of year	261,276	173,628	202,763
Average exercise price, Outstanding at beginning of year (in Dollars per share)	$ 6.20	$ 22.19	$ 25.20
Number of options, Outstanding at end of year	88,252,824	261,276	173,628
Average exercise price, Outstanding at end of year (in Dollars per share)	$ 0.05	$ 6.20	$ 22.19
Number of options, Exercisable at end of year	5,909,170	253,871	93,969
Average exercise price per, Exercisable at end of year (in Dollars per share)	$ 0.15	$ 3.22	$ 17.80
Number of options, Granted	89,296,128	269,476	45,002
Average exercise price, Granted (in Dollars per share)	$ 0.03	$ 0.88	$ 9.20
Number of options, Exercised	(251,299)	(66,330)	(8,963)
Average exercise price, Exercised (in Dollars per share)		$ 0.01	$ 11.40
Number of options, Forfeited	(1,050,000)	(20,720)	(47,767)
Average exercise price, Forfeited (in Dollars per share)	$ 0.04	$ 11.26	$ 24.60
Number of options, Expired	(3,281)	(15,476)	(17,407)
Average exercise price, Expired (in Dollars per share)	$ 26.05	$ 16.89	$ 22.60
Number of options, Cancelled		(79,302)
Average exercise price, Cancelled (in Dollars per share)		$ 24.93